Leases	3 Months Ended
Mar. 31, 2025
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Others	Total
	$	$	$
Costs
Balance – December 31, 2024	5,881	163	6,044
Effects of foreign exchange	125	6	131
Balance – March 31, 2025	6,006	169	6,175

Accumulated amortization
Balance – December 31, 2024	4,776	137	4,913
Amortization	353	2	355
Effects of foreign exchange	100	9	109
Balance – March 31, 2025	5,229	148	5,377

Carrying value
Net balance – December 31, 2024	1,105	26	1,131
Net balance – March 31, 2025	777	21	798
The Company’s lease obligations are as follows:

2025
$
Balance – January 1	1,495
Interest accretion	20
Lease repayments	(434)
Effects of foreign exchange	42
Balance -March 31	1,123

Current	1,052
Non-current	71
1,123
Expenses incurred for the three months ended March 31, 2025 and 2024 relating to short-term leases and leases of low-value assets were $12 and $23, respectively.